BACKGROUND	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
NOTE 1 – BACKGROUND

GenSpera, Inc. (“we”, “us”, “our company”, “our”, “GenSpera” or the “Company”) was formed under the laws of the State of Delaware in November 2003, and has its principal office in San Antonio, Texas. We are an early-stage, pre-revenue, pharmaceutical company focused on the discovery and development of prodrug cancer therapeutics for the treatment of solid tumors, including liver, brain, prostate and other cancers. We plan to develop a series of therapies based on our target-activated prodrug technology platform.

Our primary focus at the present time is the clinical development of our lead compound, mipsagargin (formerly referred to as G-202), a novel therapeutic agent with a unique mechanism of action. We have completed a Phase Ia/Ib dose escalation, safety, tolerability and dose refinement study of mipsagargin, in which we treated a total of 44 patients (includes Phase Ia and Ib), including two patients with hepatocellular carcinoma (HCC), or liver cancer, who experienced prolonged stabilization of disease up to eleven months after initiation of treatment. We have completed a Phase II clinical trial of mipsagargin in patients with liver cancer, in which twenty-five patients were treated. In May 2015, we received a final clinical study report. We consider the study outcome achieved positive results, with 63% of treated patients having stable disease at two (2) months, and with a median time to progression of 4.5 months. These results support our plans to continue the development of mipsagargin for patients with liver cancer, as well as proceed with our clinical development strategy in other indications including glioblastoma and prostate cancer trials. Although the data from our completed trials appear promising, the outcome of our ongoing or future trials may ultimately be unsuccessful.

We are currently conducting a Phase II clinical trial in glioblastoma (a type of brain cancer), in which eighteen patients have been treated as of November 6, 2015. We have elected to defer opening enrollment for our Phase II prostate clinical trial with mispsagargin until the second quarter of 2016.

NOTE 1  – BACKGROUND

GenSpera, Inc. (“we”, “us”, “our company”, “our”, “GenSpera” or the “Company”) was formed under the laws of the State of Delaware in November 2003, and has its principal office in San Antonio, Texas. We are an early-stage, pre-revenue, pharmaceutical company focused on the discovery and development of prodrug cancer therapeutics for the treatment of solid tumors, including liver, brain, prostate and other cancers. We plan to develop a series of therapies based on our target-activated prodrug technology platform.

Our primary focus at the present time is the clinical development of our lead compound, mipsagargin (formerly referred to as G-202), a novel therapeutic agent with a unique mechanism of action. We have completed a Phase Ia/Ib dose escalation, safety, tolerability and dose refinement study of mipsagargin, in which we treated a total of 44 patients (includes Phase Ia and Ib), including two patients with hepatocellular carcinoma (HCC), or liver cancer, who experienced prolonged stabilization of disease up to eleven months after initiation of treatment. We are conducting a Phase II clinical trial of mipsagargin in patients with liver cancer, in which twenty-five patients have been treated, and is closed to new patient enrollment. In January 2015, we announced results from our Phase II study in liver cancer patients which indicated that study participants experienced a median time to progression of 4.2 months, nearly twice the time demonstrated in prior studies with placebo or ineffective agents. Thirty-five percent of patients received five or more cycles of treatment with an average time on study of 7.1 months. These results support our plans to continue the development of mipsagargin for patients with liver cancer, as well as proceed with our clinical development strategy in other indications including glioblastoma, prostate cancer and renal cell carcinoma trials. Notwithstanding that the initial and interim data from our trials appear promising, the outcome of our trials is uncertain and our current or future trials may ultimately be unsuccessful.

We are currently conducting a Phase II clinical trial in glioblastoma (a type of brain cancer), in which twelve patients have been treated as of March 3, 2015. We also anticipate commencing the enrollment of patients in Phase II clinical trials in patients with prostate and renal cancers during the second quarter of 2015.